March 18, 2010

VIA EDGAR

EDGAR Operations branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Principal Funds, Inc. (the "Fund")
File No. 333-164920

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that (i) the form of prospectus/proxy statement that the Fund would have filed under Rule 497(b) or (c) under the Act would not have differed from the prospectus/proxy statement contained in the Fund's most recent pre-effective amendment (Pre-Effective
Amendment No. 1 to Registration Statement No. 333-164487) (the "Amendment"); and (ii) the
text of the Amendment was filed electronically via EDGAR on March 16, 2010.

If you have questions or would like further information, please call me at 515-235-9328.

Very truly yours,

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel

AUS/ka